UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment: [  ]; Amendment Number: ____________
         This Amendment (Check only one):   [  ]    is a restatement.
                                            [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Peconic Partners LLC
Address:   P.O. Box 3002
           506 Montauk Highway
           East Quogue, NY  11942

Form 13F File Number: 28-6618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph W. Sullivan
Title:     Chief Compliance Officer
Phone:     (212) 904-0444

Signature, Place, and Date of Signing:

/s/ Joseph W. Sullivan             New York, NY           August 11, 2005
----------------------            -------------           ---------------
[Signature]                       [City, State]               [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advanced Micro Devices, Inc.   common           007903107     1731    99850 SH       SOLE                    99850
Alpha Natural Resources Inc    common           02076X102    34093  1427700 SH       SOLE                  1427700
American Tower Corp. (Class A) common           029912201    14948   711130 SH       SOLE                   711130
Analog Devices, Inc.           common           032654105     2235    59900 SH       SOLE                    59900
Best Buy Co. Inc.              common           086516101    15232   222200 SH       SOLE                   222200
Chicago Bridge & Iron          common           167250109     3328   145580 SH       SOLE                   145580
China Enterprises Ltd.         common           G2109M100      428  1337295 SH       SOLE                  1337295
Circuit City Store, Inc.       common           172737108    13810   798700 SH       SOLE                   798700
Crown Castle International Cor common           228227104    18032   887410 SH       SOLE                   887410
DSW Inc.                       common           23334l102     3742   150000 SH       SOLE                   150000
Google Inc.                    common           38259P508    43392   147515 SH       SOLE                   147515
Harrahs Entertainment Inc.     common           413619107    19061   264480 SH       SOLE                   264480
Home Depot, Inc.               common           437076102     3882    99800 SH       SOLE                    99800
Inco Ltd.                      common           453258402     6589   174535 SH       SOLE                   174535
International Rectifier Corp   common           460254105     4791   100390 SH       SOLE                   100390
Juniper Networks Inc.          common           48203R104    10064   399700 SH       SOLE                   399700
Kohls Corp                     common           500255104    25842   462200 SH       SOLE                   462200
MGM Mirage                     common           552953101    15832   400000 SH       SOLE                   400000
Medco Health Solutions Inc     common           58405U102    17060   319710 SH       SOLE                   319710
Mosaic Company                 common           61945A107     4668   300000 SH       SOLE                   300000
NS Group Inc.                  common           628916108    12847   395170 SH       SOLE                   395170
Nabors Industries Ltd.         common           G6359F103    37180   613325 SH       SOLE                   613325
National Oilwell Varco Inc.    common           637071101     5695   119800 SH       SOLE                   119800
NeuStar, Inc                   common           64126x201     8520   332800 SH       SOLE                   332800
Noble Corp.                    common           g65422100    21308   346420 SH       SOLE                   346420
Oracle Corp.                   common           68389X105     3953   299500 SH       SOLE                   299500
Patterson-UTI Energy, Inc.     common           703481101    32041  1151310 SH       SOLE                  1151310
Petsmart Incorporated          common           716768106     3029    99800 SH       SOLE                    99800
Potash Corp Of Saskatchewan    common           73755L107     3352    35075 SH       SOLE                    35075
SBA Communications Corp        common           78388j106    33090  2451110 SH       SOLE                  2451110
Scientific-Atlanta, Inc.       common           808655104    10782   324090 SH       SOLE                   324090
Shuffle Master Inc             common           825549108      392    13980 SH       SOLE                    13980
Spectrasite Inc                common           84761m104     8382   112610 SH       SOLE                   112610
Starwood Hotels and Resorts    common           85590A203     9933   169600 SH       SOLE                   169600
Texas Instruments Inc.         common           882508104     1401    49900 SH       SOLE                    49900
The Sports Authority Inc       common           84917U109     4770   150000 SH       SOLE                   150000
Tibco Software Inc.            common           88632Q103    12140  1856330 SH       SOLE                  1856330
Transocean Inc.                common           G90078109    29583   548145 SH       SOLE                   548145
Yahoo Inc.                     common           984332106    35305  1018910 SH       SOLE                  1018910
Zions Bancorporation           common           989701107      786    10695 SH       SOLE                    10695
Lucent Technologies Warrants 1 warrants         549463131       13    17330 SH       SOLE                    17330